Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,603,262	$ 891,604	$ 1,743,759
Finished goods	933,410	2,102,127	8,058,089
Inventory valuation allowance	(392,546)	(389,867)	(405,205)
Total inventory, net	$ 2,144,126	$ 2,603,864	$ 9,396,643